Schedule H, Line 4i - Schedule of Assets - Schedule of Company Assets 2 (Details) - EBP 88-0320154 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AmericanFundsCapitalWorldGIR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
State Street Bank & Trust Co.	$ 927,508
Investment, Identifier [Axis]: BNYMMellonSLMidCapStockIndexInstlMember
EBP, Investment, Issuer Name [Extensible Enumeration]	BNY Mellon [Member]
State Street Bank & Trust Co.	$ 1,234,020
Investment, Identifier [Axis]: BNYMMellonSLSmallCap600StockIndexInstlMember
EBP, Investment, Issuer Name [Extensible Enumeration]	BNY Mellon [Member]
State Street Bank & Trust Co.	$ 966,605
Investment, Identifier [Axis]: BNYMellonBLBIFixedIncYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	BNY [Member]
State Street Bank & Trust Co.	$ 203,541
Investment, Identifier [Axis]: CashReserveAccountMember
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Bank & Trust Co. [Member]
State Street Bank & Trust Co.	$ 215,489
Investment, Identifier [Axis]: ClearBridgeLargeCapGrowthClassMSGMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 2,918,806
Investment, Identifier [Axis]: CovenantStockFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Covenant [Member]
State Street Bank & Trust Co.	$ 4,390,934
Investment, Identifier [Axis]: FederatedHermesTotalReturnBondClassMSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 537,103
Investment, Identifier [Axis]: Fidelity500IndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
State Street Bank & Trust Co.	$ 6,748,277
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2010MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 414,252
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2015MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 415,755
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2020MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 1,565,749
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2025MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 6,567,712
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2030MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 9,549,595
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2035MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 6,924,960
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2040MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 7,489,253
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2045MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 8,101,487
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2050MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 4,755,567
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2055MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 5,096,701
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2060MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 2,961,801
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2065MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 1,403
Investment, Identifier [Axis]: GreatGrayTrustCapitalGroup2070MSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 35,068
Investment, Identifier [Axis]: HartfordSchrodersEmergMktEqYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford [Member]
State Street Bank & Trust Co.	$ 416,088
Investment, Identifier [Axis]: JPMorganMidCapValR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan [Member]
State Street Bank & Trust Co.	$ 587,193
Investment, Identifier [Axis]: JanusHendersonEnterpriseMSMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 558,332
Investment, Identifier [Axis]: MacquarieSmallCapValR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Macquarie [Member]
State Street Bank & Trust Co.	$ 355,020
Investment, Identifier [Axis]: PGIMHighYieldR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential [Member]
State Street Bank & Trust Co.	$ 771,463
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,167,436
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: PutnamLargeCapValueTrsutIIClassMSGMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray [Member]
State Street Bank & Trust Co.	$ 1,120,714
Investment, Identifier [Axis]: PutnamStableVal25Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam [Member]
State Street Bank & Trust Co.	$ 3,730,524
Investment, Identifier [Axis]: SchroderIntlAlphaTrustH1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	SEI [Member]
State Street Bank & Trust Co.	$ 638,099
Investment, Identifier [Axis]: StateStGlAllCPEXUSIdxC1IIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street [Member]
State Street Bank & Trust Co.	$ 932,406
Investment, Identifier [Axis]: StateStreetU.S.BdIdxC1XIVMember
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street [Member]
State Street Bank & Trust Co.	$ 869,745
Investment, Identifier [Axis]: T.RowePriceIntgrtdUSSm-cpGrEqIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
State Street Bank & Trust Co.	$ 766,501